INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Income taxes paid (refund) [abstract]
Exploration and evaluation assets	$ 35,000	$ 61,000
Non-capital loss carryforwards	2,258,584	1,350,310
Net operating losses	1,426,074
Intangible assets	1,316,280
Financing costs	74,880	232,465
Capital losses	78,006
Cumulative eligible capital	270	270
Total unrecognized deductible temporary differences	$ 5,189,094	$ 1,644,045